Other Income, Net (Tables)	6 Months Ended
Jun. 30, 2023
Other Income and Expenses [Abstract]
Schedule of Other Income, Net

	Quarter		Year-to-Date
($ millions)	2023	2022	2023	2022
Periods ended June 30
Equity component, allowance for funds used during construction	23	18	46	35
Interest income (1)	18	2	34	3
Non-service component of net periodic benefit cost	16	25	32	49
Gain (loss) on derivatives, net	3	(2)	12	2
Gain (loss) on retirement investments, net	—	(9)	4	(17)
Other	4	1	5	5
	64	35	133	77
(1)    Includes interest on short-term deposits, as well as interest on regulatory deferrals, including the PPFAC at TEP and UNSE